Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Summary of Property and Equipment, Net

Property and equipment, net consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Cost
Machinery	31,098	31,539
Electronic equipment	55,491	78,543
Leasehold improvement	79,111	106,709
Furniture and office equipment	260	9,882
Motor vehicles	1,423	1,423
Software	4,045	6,632
Total	171,428	234,728
Less: accumulated depreciation	(102,002)	(137,087)
Construction in progress	136	6,202
Property and equipment, net	69,562	103,843